Related Party Transactions (Details Textual)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2015 USD ($)	May. 22, 2015 USD ($)	Jan. 01, 2012 shares	Oct. 01, 2011 USD ($)	Jan. 31, 2013 vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 vessel	Dec. 31, 2014 USD ($)	Nov. 30, 2014 USD ($)
Related Party Transaction [Line Items]
Due to related parties, current						$ 60,618,225		$ 60,618,225			$ 59,102,077
Proceeds from related party debt								2,506,667	$ 2,375,000
Technical management fees						655,000	$ 615,000
Four Ice Class One A Panamax Vessels [Member]
Related Party Transaction [Line Items]
Purchase obligation, number of vessels | vessel					4					4
Shareholder Loans To Fund Deposits On Vessels [Member] | Four Ice Class One A Panamax Vessels [Member]
Related Party Transaction [Line Items]
Due to related parties						47,500,000		47,500,000			45,000,000
Shareholder Loans To Fund Deposits On Vessels [Member] | Two Ultramax Vessels [Member]
Related Party Transaction [Line Items]
Due to related parties, current						4,447,500		4,447,500			4,447,500
Founder [Member]
Related Party Transaction [Line Items]
Interest rate, stated percentage				5.00%
Proceeds from related party debt				$ 10,000,000
Notes payable, related parties, current						$ 4,325,000		$ 4,325,000			$ 4,325,000
Redeemable Convertible Preferred Stock [Member] | Founder [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues | shares			5,675
Construction Of Two New ultramax newbuildings [Member] | Two Ultramax Vessels [Member]
Related Party Transaction [Line Items]
Purchase obligation, number of vessels | vessel										2
Bulk Invest, Ltd. [Member]
Related Party Transaction [Line Items]
Face amount												$ 5,000,000
Repayments of notes payable		$ 1,000,000
Interest rate, stated percentage												5.00%
Nordic Bulk Carriers AS (NBC) [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent (as percent)						99.50%		99.50%
Nordic Bulk Ventures (Cyprus) Limited (NBV) [Member] | Nordic Bulk Holdings ApS (NBH) [Member]
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired	24.50%
Business combination consideration transferred	$ 250,000
Ownership percentage prior to transaction						51.00%		51.00%
Nordic Bulk Ventures (Cyprus) Limited (NBV) [Member] | Conversion of Intercompany Debt to Additional Shares is Subsidiary of Acquiree [Member] | Nordic Bulk Holdings ApS (NBH) [Member]
Related Party Transaction [Line Items]
Conversion of intercompany debt to additional capital	$ 4,000,000
Nordic Bulk Ventures (Cyprus) Limited (NBV) [Member] | Nordic Bulk Carriers AS (NBC) [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent (as percent)						98.00%		98.00%
Ownership percentage by noncontrolling owners (as percent)						2.00%		2.00%